Cover	Jul. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40611
Entity Registrant Name	CleanTech Acquisition Corp.
Entity Central Index Key	0001849820
Entity Tax Identification Number	85-1699753
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	207 West 25th Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	494-9005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	CLAQ
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	CLAQW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	CLAQR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	CLAQU
Security Exchange Name	NASDAQ